Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0001160106
Registrant Name	Lloyds Banking Group plc
Registration File Number	333-265452
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES